Consolidated Statements of Operations and Comprehensive Income (loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Liability for Future Policy Benefit, Remeasurement Gain (Loss)	$ 7,102	$ (1,267)	$ 98,937